Document and Entity Information	Dec. 31, 2022
Details
Registrant CIK	0001911467
Registrant Name	Circle Energy, Inc./NV
SEC Form	POS AM
Tax Identification Number (TIN)	87-4125972
Filer Category	Non-accelerated Filer
Small Business	true
Emerging Growth Company	true
Ex Transition Period	false
Amendment Description	This Post-Effective Amendment No. 2 to Form S-1 (“Post-Effective Amendment”) contains an updated prospectus, This Post-Effective Amendment is being filed by the Company (i) to include the Company’s audited financial statements for the year ended December 31, 2022, (ii) to update the corresponding discussion of such financial information contained in the section “Management’s Discussion and Analysis of Financial Conditions and Results of Operations” and other sections of the prospectus, and (iii) to update certain other information in the prospectus, including business activities since the effective date of the Form S-1 as reflected in the Company’s annual report on Form 10-K for the year ended December 31, 2022, as filed with the SEC on March 29, 2023
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	8211 E Regal Place
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74133
City Area Code	918
Local Phone Number	994-0693
Amendment Flag	true